JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

October 9, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan Equity Low Volatility Income Fund and

JPMorgan Opportunistic Equity Long/Short Fund (the “Funds”)

File No. 811-21295 and 333-10322

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 (“1940 Act”), exhibits containing interactive data format risk/return summary information for the Class R2, Class R5 and Class R6 Shares of the Funds. These exhibits contain the amended risk/return summary information in the prospectuses for the Funds. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated October 1, 2014 for the Fund.

Please contact the undersigned at (614) 901-1370 if you have any questions concerning this filing.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase